SEC 1972 (6-02)

1305316

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption state exemption unless such exemption is predicated on the filing of a federal notice.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

SEC MAIL PROCESSING SECTION
RECEIVED
JAN 1 4 2005
WASH., D.C. 213

[redacted]

05001424

FORM D

NOTICE OF SALE OF SECURITIES
PURSUANT TO REGULATION D,
SECTION 4(6), AND/OR
UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY		
Prefix		Serial
DATE RECEIVED		

Name of Offering ([ ] check if this is an amendment and name has changed, and indicate change.)
Offering of Limited Partnership Interests in Five Mile Capital SIF Business Trust

Filing Under (Check box(es) that apply): [ ] Rule 504 [ ] Rule 505 [X] Rule 506 [ ] Section 4(6) [ ] ULOE

Type of Filing: [X] New Filing [ ] Amendment

A. BASIC IDENTIFICATION DATA

PROCESSED
JAN 2 4 2005
THOMSON FINANCIAL

1. Enter the information requested about the issuer

Name of Issuer ([ ] check if this is an amendment and name has changed, and indicate change.)
Five Mile Capital SIF Business Trust

Address of Executive Offices (Number and Street, City, State, Zip Code) Telephone Number (Including Area Code)
c/o Five Mile Capital Partners LLC, 4 Stamford Plaza, 107 Elm Street, Suite 400, Stamford, CT 06902
(203) 905-0950

Address of Principal Business Operations (Number and Street, City, State, Zip Code) Telephone Number (Including Area Code) (if different from Executive Offices)
Same as above

Brief Description of Business
Issuer is a private investment fund

Type of Business Organization

[ ] corporation
[ ] limited partnership, already formed
[ ] other (please specify):
[X] business trust
[ ] limited partnership, to be formed

	Month	Year		
Actual or Estimated Date of Incorporation or Organization:	[0][8]	[0][4]	[X] Actual	[ ] Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) [M] [D]

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When to File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix in the notice constitutes a part of this notice and must be completed.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: [ ] Promoter [X] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Five Mile Capital Structured Income Fund LP

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Five Mile Capital Partners LLC, 4 Stamford Plaza, 107 Elm Street, Suite 400, Stamford, CT 06902

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Steven P. Baum, Trustee, President and Chief Investment Officer

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Five Mile Capital Partners LLC, 4 Stamford Plaza, 107 Elm Street, Suite 400, Stamford, CT 06902

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Thomas A. Kendall, Trustee, Secretary and Chief Operating Officer

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Five Mile Capital Partners LLC, 4 Stamford Plaza, 107 Elm Street, Suite 400, Stamford, CT 06902

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?........ Yes [ ] No [X]

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual?...................... **$1,000.00**

3. Does the offering permit joint ownership of a single unit?.. Yes [ ] No [X]

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
REIT Funding, LLC

Business or Residence Address (Number and Street, City, State, Zip Code)
H & L Equities, LLC, 100 Colony Square, Suite 830, Atlanta, Georgia 30361-6204

Name of Associated Broker or Dealer
N/A

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... [ ] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL] **X**	[GA] **X**	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN] **X**	[TX]	[UT]	[VT]	[VA] **X**	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)
H & L Equities, LLC

Business or Residence Address (Number and Street, City, State, Zip Code)
100 Colony Square, Suite 830, Atlanta, Georgia 30361-6204

Name of Associated Broker or Dealer
N/A

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... [ ] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL] **X**	[GA] **X**	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN] **X**	[TX]	[UT]	[VT]	[VA] **X**	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box¨ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$ 0	$ 0
Equity	$50,000	$50,000
[ ] Common [X] Preferred		
Convertible Securities (including warrants)	$ 0	$ 0
Partnership Interests	$ 0	$ 0
Other (Specify: ______)	$ 0	$ 0
Total	$50,000	$50,000

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	50	$50,000
Non-accredited Investors	0	$ 0
Total (for filings under Rule 504 only)	$ N/A	$ N/A

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C-Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	[ ]	$0
Printing and Engraving Costs	[ ]	$0
Legal Fees	[X]	$22,000
Accounting Fees	[ ]	$0
Engineering Fees	[ ]	$0
Sales Commissions (specify finders' fees separately)	[X]	$25,000
Other Expenses (identify) ______	[ ]	$0
Total	[X]	$47,000

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." **$3,000**

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments To Others
Salaries and fees	[ ] $0	[ ] $0
Purchase of real estate	[ ] $0	[ ] $0
Purchase, rental or leasing and installation of machinery and equipment	[ ] $0	[ ] $0
Construction or leasing of plant buildings and facilities	[ ] $0	[ ] $0
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	[ ] $0	[ ] $0
Repayment of indebtedness	[ ] $0	[ ] $0
Working capital	[ ] $0	[X]$3,000
Other (specify):	[ ] $0	[ ] $0
Column Totals	[ ] $0	[X] $3,000
Total Payments Listed (column totals added)	[X] $3,000	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
Five Mile Capital SIF Business Trust	[signature]	**January 11, 2005**
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
Steven P. Baum	**Chief Investment Officer**	

ATTENTION
Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.262 presently subject to any of the disqualification provisions of such rule? .... Yes [ ] No [X]

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed, a notice on Form D (17 CFR 239,500) at such times as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
Five Mile Capital SIF Business Trust	Steven P. Baum	**January 11, 2005**
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
Steven P. Baum	**Chief Investment Officer**	

Instruction:

Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
AL									
AK									
AZ									
AR									
CA									
CO									
CT		X	**Preferred Shares $50,000**	**8**	**$8,000**	**0**	**0**		
DE									
DC									
FL		X	**Preferred Shares $50,000**	**5**	**$5,000**	**0**	**0**		
GA		X	**Preferred Shares $50,000**	**35**	**$35,000**	**0**	**0**		
HI									
ID									
IL									
IN									
IA									
KS									
KY									
LA									
ME									
MD									
MA									
MI									
MN									
MS									
MO									
MT									
NE									
NV									
NH									
NJ									
NM									
NY									
NC									
ND									
OH									
OK									
OR									
PA									
RI									
SC									
SD									
TN		X	**Preferred Shares**	**1**	**$1,000**	**0**	**0**		

			$50,000						
TX									
UT									
VT									
VA		X	Preferred Shares $50,000	1	$1,000	0	0		
WA									
WV									
WI									
WY									
PR									

http://www.sec.gov/divisions/corpfin/forms/formd.htm
Last update: 06/06/2002

FORM U-2 UNIFORM CONSENT TO SERVICE OF PROCESS

KNOW ALL MEN BY THESE PRESENTS:

That the undersigned Five Mile Capital SIF Business Trust, a real estate investment trust organized under the laws of Maryland, for purposes of complying with the laws of each of the States indicated hereunder relating to either the registration or sale of securities, hereby irrevocably appoints the officers of each State so designated hereunder and their successors in such offices, its attorney in such State upon whom may be served any notice, process or pleading in any action or proceeding against it arising out of, or in connection with, the sale of securities or out of violation of the aforesaid laws of such State; and the undersigned does hereby consent that any such action or proceeding against it may be commenced in any court of competent jurisdiction and proper venue within such State by service of process upon the officers so designated with the same effect as if the undersigned was organized or created under the laws of such State and have been served lawfully with process in such State.

It is requested that a copy of any notice, process or pleading served hereunder be mailed to:

Five Mile Capital SIF Business Trust
(Name)

c/o Five Mile Capital Partners LLC, 4 Stamford Plaza, 107 Elm Street, Suite 400, Stamford, CT 06902
(Address)

Place an "X" before the name of each State for which the person executing this form is appointing the designated Officer or that State as its attorney in that State for receipt of process:

___ALABAMA	Secretary of State
___ALASKA	Administrator of the Division of Banking and Corporation, Department of Commerce and Economic Development
___ARIZONA	The Corporation Commission
___ARKANSAS	The Securities Commissioner
___CALIFORNIA	Commissioner of Corporations
___COLORADO	Securities Commissioner
X CONNECTICUT	Banking Commissioner
___DELAWARE	Securities Commissioner
___DISTRICT OF COLUMBIA	Public Service Commission
X FLORIDA	Department of Banking and Finance
X GEORGIA	Commissioner of Securities
___GUAM	Administrator, Department of Finance
___HAWAII	Commissioner of Securities
___IDAHO	Director, Department of Finance
___ILLINOIS	Secretary of State
___INDIANA	Secretary of State
___IOWA	Commissioner of Insurance
___KANSAS	Secretary of State
___KENTUCKY	Director, Division of Securities
___LOUISIANA	Commissioner of Securities
___MAINE	Administrator, Securities Division
___MARYLAND	Commissioner of the Division of Securities
___MASSACHUSETTS	Secretary of State
___MICHIGAN	Administrator, Corporation and Securities Bureau, Department of Commerce
___MINNESOTA	Commissioner of Commerce
___MISSISSIPPI	Secretary of State
___MISSOURI	Securities Commissioner
___MONTANA	State Auditor and Commissioner of Insurance
___NEBRASKA	Director of Banking and Finance
___NEVADA	Secretary of State
___NEW HAMPSHIRE	Secretary of State
___NEW JERSEY	Chief, Securities Bureau

__NEW MEXICO	Director, Securities Division
__NEW YORK	Secretary of State
__NORTH CAROLINA	Secretary of State
__NORTH DAKOTA	Securities Commissioner
__OHIO	Secretary of State
__OREGON	Director, Department of Insurance and Finance
__OKLAHOMA	Securities Administrator
__PENNSYLVANIA	Pennsylvania does not require filing of a Consent to Service of Process
__PUERTO RICO	Commissioner of Financial Institutions
__RHODE ISLAND	Director of Business Regulation
__SOUTH CAROLINA	Secretary of State
__SOUTH DAKOTA	Director of the Division of Securities
X TENNESSEE	Commissioner of Commerce and Insurance
__TEXAS	Securities Commissioner
__UTAH	Director, Division of Securities
__VERMONT	Commissioner of Banking, Insurance and Securities
X VIRGINIA	Clerk, State Corporation Commission
__WASHINGTON	Director of the Department Licensing
__WEST VIRGINIA	Commissioner of Securities
__WISCONSIN	Commissioner of Securities
__WYOMING	Secretary of State

Dated this 11th day of January, 2005.

(SEAL)

Five Mile Capital SIF Business Trust

By: [signature]

Name: Steven P. Baum

Title: Chief Investment Officer

ACKNOWLEDGMENT

State of CT)
)ss
County of Fairfield)

On this 11th day of January, 2005, before me, Steven P. Baum, the undersigned officer, personally appeared Steven P. Baum to me personally known and known to me to be the same person whose name is signed to the foregoing instrument, and acknowledged the execution thereof for the uses and purposes therein set forth.

IT WITNESS WHEREOF I have hereunto set my hand and official seal.

Wanda E. Ocinaldi

Notary Public/Commissioner of Oath

(SEAL)

My Commission Expires: WANDA E. OCINALDI NOTARY PUBLIC MY COMMISSION EXPIRES NOV. 30, 2009

11/30/09.